Discontinued Operations - Additional Information (Detail)	12 Months Ended						0 Months Ended		12 Months Ended			0 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 29, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jul. 02, 2011 USD ($)	Jun. 29, 2013 Pension Plans, Defined Benefit USD ($)	Jun. 30, 2012 Pension Plans, Defined Benefit USD ($)	Jul. 02, 2011 Pension Plans, Defined Benefit USD ($)	Nov. 04, 2011 North American Fresh Bakery USD ($)	Oct. 02, 2011 North American Fresh Bakery USD ($)	Jun. 29, 2013 North American Fresh Bakery USD ($)	Jun. 30, 2012 North American Fresh Bakery USD ($)	Jul. 02, 2011 North American Fresh Bakery USD ($)	Nov. 04, 2011 North American Fresh Bakery Pension Plans, Defined Benefit USD ($)	Nov. 04, 2011 North American Fresh Bakery Other Postretirement Benefit Plans, Defined Benefit USD ($)	Dec. 31, 2011 North American Foodservice Beverage USD ($)	Oct. 24, 2011 North American Foodservice Beverage USD ($)	Jun. 29, 2013 North American Foodservice Beverage USD ($)	Jun. 30, 2012 North American Foodservice Beverage USD ($)	Aug. 09, 2011 North American Refrigerated Dough USD ($)	Jun. 29, 2013 North American Refrigerated Dough USD ($)	Jun. 30, 2012 North American Refrigerated Dough USD ($)	Feb. 28, 2013 Australian Bakery [Member] USD ($)	Jun. 29, 2013 Australian Bakery [Member] USD ($)	Jun. 28, 2013 International coffee and tea [Member] USD ($)	Oct. 10, 2011 European Bakery EUR (€)	Mar. 30, 2012 European Bakery USD ($)	Mar. 30, 2012 European Bakery EUR (€)	Sep. 30, 2011 European Bakery USD ($)	Jun. 30, 2012 European Bakery USD ($)	Dec. 31, 2010 Global Body Care And European Detergents USD ($)	Jul. 02, 2011 Global Body Care And European Detergents USD ($)	Jul. 31, 2010 Air Care Products USD ($)	Mar. 30, 2012 Air Care Products USD ($)	Jun. 30, 2012 Air Care Products USD ($)	Jul. 02, 2011 Air Care Products USD ($)	Feb. 28, 2011 Australia/New Zealand Bleach USD ($)	Jul. 02, 2011 Australia/New Zealand Bleach USD ($)	May 31, 2012 Shoe Care Business USD ($)	Jul. 02, 2011 Shoe Care Business USD ($)	Jun. 30, 2012 Shoe Care Business: Malaysia, China & Indonesia [Member] USD ($)	Dec. 31, 2012 Non-Indian Insecticides EUR (€)	Jun. 30, 2012 Non-Indian Insecticides USD ($)	Jun. 30, 2012 Other Household And Body Care USD ($)	Jul. 02, 2011 Other Household And Body Care USD ($)	Jul. 02, 2011 Household And Body Care Businesses USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Document Fiscal Year Focus	2013
Original Sales Price for Disposition of Business								$ 709,000,000							$ 350,000,000			$ 545,000,000
Proceeds from disposition of business							717,000,000							376,000,000				552,000,000			85,000,000			115,000,000		115,000,000			1,600,000,000		411,000,000	44,000,000			53,000,000		276,000,000		56,000,000	154,000,000
Settlement gain (loss)	1,000,000			(6,000,000)	(1,000,000)	0				36,000,000		36,000,000	71,000,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments			5,000,000										44,000,000
Discontinued operations, pre tax gain recognized	68,000,000	772,000,000	1,304,000,000						10,000,000	94,000,000				222,000,000		2,000,000	222,000,000		0	198,000,000		56,000,000			11,000,000			11,000,000		867,000,000			(10,000,000)	273,000,000		48,000,000						8,000,000	1,000,000
Partnership collaboration on liquid coffee innovation (in years)																	10 years
Estimated future liquid coffee innovation royalties																	50,000,000
Estimated future liquid coffee innovation (in years)																	10 years
Impairment charges	1,000,000	14,000,000	15,000,000														6,000,000										379,000,000
Dividend paid, per share																							$ 3.00
Dividend paid, total amount																							1,800,000,000
Pretax gain (loss) on sale	75,000,000	772,000,000	1,305,000,000																													10,000,000									255,000,000
After Tax Gain(Loss)	53,000,000	405,000,000	731,000,000						6,000,000	61,000,000						4,000,000	146,000,000		(1,000,000)	42,000,000	42,000,000	42,000,000						(34,000,000)	488,000,000	488,000,000	94,000,000		(11,000,000)	94,000,000	31,000,000	31,000,000	117,000,000					11,000,000	1,000,000
Liability for deposit received for sale of business																																								152,000,000
Deferred tax liabilities related to repatriation of foreign earnings		623,000,000
Repatriation tax benefit recognized on gain transaction											122,000,000																											79,000,000
Tax benefits on business assets																											38,000,000
Tax (expense) benefit recognized	15,000,000	367,000,000	573,000,000						4,000,000	33,000,000						(2,000,000)	76,000,000		1,000,000	156,000,000		14,000,000						45,000,000		379,000,000			1,000,000	179,000,000		17,000,000						(3,000,000)	0	190,000,000
Goodwill that has no tax basis																				254,000,000
Cumulative translation adjustments that has no tax basis																												140,000,000
Assets held for sale		$ 5,000,000